Investments - Investments in Associates and Joint Ventures (Details)	3 Months Ended				6 Months Ended
	Mar. 31, 2026 BRL (R$)	Mar. 31, 2026 BRL (R$) € / shares	Mar. 31, 2025 BRL (R$)	Mar. 31, 2025 BRL (R$) € / shares	Jun. 30, 2025	Dec. 31, 2025 BRL (R$)	Dec. 31, 2024 BRL (R$)
Disclosure of joint ventures [line items]
Equity	R$ 48,182,731,000	R$ 48,182,731,000	R$ 38,535,646,000	R$ 38,535,646,000		R$ 43,952,173,000	R$ 32,415,575,000
Income (expenses) of the period	R$ 4,311,991,000		6,348,178,000
%	100.00%				100.00%
In the income (expenses) for the period	R$ (20,372,000)		(17,077,000)
Goodwill	29,384,000	29,384,000				29,384,000
Total Investments, including Goodwill and Financial Instruments	1,134,258,000	1,134,258,000				1,194,877,000
Impairment loss (reversal of impairment loss) recognised in profit or loss	88,871,000
Other Operating Income (Expense) from Disposal of Property, Plant and Equipment and Biological Assets	(32,052,000)		46,307,000
Loss from associates and joint ventures	R$ (20,372,000)		(17,077,000)
Disclosure of Detailed Information About Investment in Associates and Joint Ventures

Information of investees as at				Company Participation
			03/31/2026	Carrying amount		In the income (expenses) for the period
	Equity	Income (expenses) of the period	Participation equity (%)	03/31/2026	12/31/2025	03/31/2026	03/31/2025
Associate
Foreign
Ensyn Corporation (3)							(3,091)
Spinnova Plc. (1)	183,627	(88,538)	18.76%	34,449	54,391	(16,610)	(9,161)
Simplifyber, Inc.	43,498	(6,460)	15.52%	6,750	7,973	(1,004)
Allotrope Energy Ltd	2,636		19.72%	520	556
				41,719	62,920	(17,614)	(12,252)
Joint ventures
Domestic (Brazil)
Biomas - Serviços Ambientais, Restauração e Carbono Ltda.	13,813	(9,865)	16.66%	2,302	3,945	(1,644)	(1,449)
Ibema Companhia Brasileira de Papel	393,445	(2,231)	49.90%	196,329	197,442	(1,114)	3,551
Foreign
Woodspin Oy (2)							(6,927)
				198,631	201,387	(2,758)	(4,825)

Other investments evaluated at fair value through other comprehensive income
Bem Agro Integração e Desenvolvimento S.A.			4.58%	3,396	3,581
Celluforce Inc.			8.28%	24,178	25,975
Nfinite Nanotechnology Inc.			5.40%	5,350	5,639
Lenzing Aktiengesellschaft			15.00%	831,600	865,986
				864,524	901,181

Goodwill (2)(3)				29,384	29,389
				29,384	29,389

				1,134,258	1,194,877	(20,372)	(17,077)
(1)The average share price quoted on the Nasdaq First North Growth Market (NFNGM) was EUR0.42 on March 31, 2026 and EUR0.46 on December 31, 2025.
(2)In August 2025, the Company completed the sale of its entire equity interest in Woodspin Oy and Suzano Finland Oy to Spinnova Plc for the symbolic amount of 1 euro each. For the year ended December 31, 2025, as a result of this transaction, the following accounting effects were recognized, which significantly impacted the equity pickup line: R$ (117,447) related to the impairment of the investment, R$ (28,679) related to the obligation to make an additional capital contribution, and R$ 15,636 related to the realization of other comprehensive income of the joint venture Woodspin Oy; R$ (63,634) related to the write-off of goodwill of the associate Spinnova Plc; and R$ (88,871) related to the impairment of the investment in the subsidiary Suzano Finland Oy.
(3)In November 2025, the Company sold its entire equity interest in Ensyn Corporation, liquidated F&E Technologies LLC, and recognized impairment of the investment in F&E Tecnologia do Brasil S.A., both related to the same technology developed by Ensyn. As of December 31, 2025, as a result of this transaction, the following accounting effects were recognized, which impacted the equity pickup line: (i) R$ (160,462) related to the write-off of Ensyn goodwill; R$ 371 related to the recognition of the provision for losses on investments; and R$$9,896 related to the reclassification of other comprehensive income.

Associate | Foreign countries
Disclosure of joint ventures [line items]
Investments Accounted for Using Equity Method, Excluding Goodwill	R$ 41,719,000	41,719,000				62,920,000
In the income (expenses) for the period	(17,614,000)		(12,252,000)
Ensyn Corporation
Disclosure of joint ventures [line items]
Realization of exchange variation on investments abroad	9,896,000
Loss from associates and joint ventures	(160,462,000)
Provision for losses on investments	R$ 371,000	371,000
Ensyn Corporation | Foreign countries
Disclosure of joint ventures [line items]
Participation equity (%)
Investments Accounted for Using Equity Method, Excluding Goodwill
In the income (expenses) for the period			(3,091,000)
Spinnova Plc
Disclosure of joint ventures [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	(63,634,000)
Spinnova Plc | Component Of Other Operating Expenses Related To SPA ClosingConditions
Disclosure of joint ventures [line items]
Other Operating Income (Expense) from Disposal of Property, Plant and Equipment and Biological Assets	R$ (28,679,000)
Spinnova Plc | Foreign countries
Disclosure of joint ventures [line items]
Participation equity (%)	18.76%
Investments Accounted for Using Equity Method, Excluding Goodwill	R$ 34,449,000	34,449,000				54,391,000
In the income (expenses) for the period	R$ (16,610,000)		(9,161,000)
Simplifyber, Inc. (Indirect) | Foreign countries
Disclosure of joint ventures [line items]
Participation equity (%)	15.52%
Investments Accounted for Using Equity Method, Excluding Goodwill	R$ 6,750,000	6,750,000				7,973,000
In the income (expenses) for the period	R$ (1,004,000)
Allotrope Energy Ltd | Foreign countries
Disclosure of joint ventures [line items]
Participation equity (%)	19.72%
Investments Accounted for Using Equity Method, Excluding Goodwill	R$ 520,000	520,000				556,000
Joint ventures
Disclosure of joint ventures [line items]
Investments Accounted for Using Equity Method, Excluding Goodwill	198,631,000	198,631,000				201,387,000
In the income (expenses) for the period	R$ (2,758,000)		(4,825,000)
Biomas | Country of domicile
Disclosure of joint ventures [line items]
Participation equity (%)	16.66%
Investments Accounted for Using Equity Method, Excluding Goodwill	R$ 2,302,000	2,302,000				3,945,000
In the income (expenses) for the period	R$ (1,644,000)		(1,449,000)
Ibema Companhia Brasileira de Papel | Country of domicile
Disclosure of joint ventures [line items]
Participation equity (%)	49.90%
Investments Accounted for Using Equity Method, Excluding Goodwill	R$ 196,329,000	196,329,000				197,442,000
In the income (expenses) for the period	(1,114,000)		3,551,000
Woodspin Oy
Disclosure of joint ventures [line items]
Share Of Profit Loss Of Investments Accounted For Using Equity Method	(117,447,000)
Realization of exchange variation on investments abroad	R$ 15,636
Woodspin Oy | Foreign countries
Disclosure of joint ventures [line items]
Participation equity (%)
Investments Accounted for Using Equity Method, Excluding Goodwill
In the income (expenses) for the period			(6,927,000)
Total other investments evaluated at fair value
Disclosure of joint ventures [line items]
In the income (expenses) for the period
Non-current financial assets at fair value through other comprehensive income	R$ 864,524,000	864,524,000				901,181,000
Bem Agro Integração e Desenvolvimento S.A. (Indirect)
Disclosure of joint ventures [line items]
%	4.58%
Bem Agro Integração e Desenvolvimento S.A. (Indirect) | Country of domicile
Disclosure of joint ventures [line items]
Non-current financial assets at fair value through other comprehensive income	R$ 3,396,000	3,396,000				3,581,000
Celluforce Inc. (Direct)
Disclosure of joint ventures [line items]
%	8.28%
Celluforce Inc. (Direct) | Foreign countries
Disclosure of joint ventures [line items]
Non-current financial assets at fair value through other comprehensive income	R$ 24,178,000	24,178,000				25,975,000
Nfinite Nanotechnology Inc. (Indirect)
Disclosure of joint ventures [line items]
%	5.40%
Nfinite Nanotechnology Inc. (Indirect) | Foreign countries
Disclosure of joint ventures [line items]
Non-current financial assets at fair value through other comprehensive income	R$ 5,350,000	5,350,000				5,639,000
Lenzing Aktiengesellschaft (Indirect)
Disclosure of joint ventures [line items]
%	15.00%
Lenzing Aktiengesellschaft (Indirect) | Foreign countries | Level 1
Disclosure of joint ventures [line items]
Non-current financial assets at fair value through other comprehensive income	R$ 831,600,000	831,600,000				865,986,000
Suzano Ventures e Suzano S/A
Disclosure of joint ventures [line items]
Goodwill	29,384,000	29,384,000				29,389,000
Impairment loss (reversal of impairment loss) recognised in profit or loss
Total Goodwill
Disclosure of joint ventures [line items]
Goodwill	29,384,000	29,384,000				R$ 29,389,000
Impairment loss (reversal of impairment loss) recognised in profit or loss
Ensyn Corporation
Disclosure of joint ventures [line items]
Equity
Income (expenses) of the period
Spinnova Plc
Disclosure of joint ventures [line items]
Equity	183,627,000	R$ 183,627,000
Income (expenses) of the period	(88,538,000)
NASDAQ, Nordic Growth Market, Average Share Price | € / shares		R$ 0.42		R$ 0.46
Simplifyber, Inc. (Indirect)
Disclosure of joint ventures [line items]
Equity	43,498,000	R$ 43,498,000
Income (expenses) of the period	(6,460,000)
Allotrope Energy Ltd
Disclosure of joint ventures [line items]
Equity	2,636,000	2,636,000
Biomas | Country of domicile
Disclosure of joint ventures [line items]
Equity	13,813,000	13,813,000
Income (expenses) of the period	(9,865,000)
Ibema Companhia Brasileira de Papel | Country of domicile
Disclosure of joint ventures [line items]
Equity	393,445,000	393,445,000
Income (expenses) of the period	(2,231,000)
Woodspin Oy | Foreign countries
Disclosure of joint ventures [line items]
Equity
Income (expenses) of the period